Financial Investors Trust: Grandeur Peak Funds

Grandeur Peak Global Contrarian Fund
Grandeur Peak Global Reach Fund
(the “Funds”)

SUPPLEMENT DATED FEBRUARY 1, 2021 TO THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS DATED AUGUST 31, 2020

Effective January 22, 2021, Keefer Babbitt is no longer serving as a co-portfolio manager of the Funds. Therefore, all references to Mr. Babbitt in the Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted as of that date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.